Responsibilities and Commitments (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Other Provisions, Contingent Liabilities and Other Assets	The maximum potential payments (off balance sheet exposure) represent the worst-case scenario and do not necessarily reflect the results expected by the Company. Estimated proceeds from performance guarantees and underlying assets represent the anticipated values of assets the Company could liquidate or receive from other parties to offset its payments under guarantees.

	12.31.2020	12.31.2019
Maximum financial guarantees	29.2	35.9
Maximum residual value guarantees	154.1	204.3
Mutually exclusive exposure (i)	(2.3)	(12.5)
Provisions and liabilities recorded	(90.6)	(140.3)

Off-balance sheet exposure	90.4	87.4

Estimated proceeds from financial guarantees and underlying assets	67.1	86.9

(i)
When an underlying asset is covered by mutually exclusive financial and residual value guarantees, the residual value guarantee may only be exercised if the financial guarantee has expired without having been exercised. On the other hand, if the financial guarantee is exercised, the residual value guarantee is automatically terminated.